Summary of Significant Accounting Policies - Schedule of Class A Common Stock Subject to Possible Redemption (Details) - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Class A common stock subject to possible redemption, beggining balance	$ 13,468,845	$ 178,500,000
Plus: Accretion of carrying value to redemption value	606,346	2,662,553
Less: Redemption	(5,638,880)	(167,693,708)
Class A common stock subject to possible redemption, ending balance	$ 8,436,311	$ 13,468,845